ACQUISITIONS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Jan. 02, 2014	Jul. 15, 2014	Nov. 30, 2012
Business Acquisition [Line Items]
Amortization of intangible assets	$ 18,739
Dividends paid		65,009
ClientConnect [Member]
Business Acquisition [Line Items]
Acquisition related costs incurred	3,161
ClientConnect [Member] | Stock Options [Member]
Business Acquisition [Line Items]
Shares issued for acquisition				2,815,963
ClientConnect [Member] | Common stock
Business Acquisition [Line Items]
Shares issued for acquisition				54,753,582
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Amortization of intangible assets				5,140
Amount of ordinary shares issued					158,303
Perion Network Ltd [Member] | Conduit Shareholders [Member]
Business Acquisition [Line Items]
Percent of equity acquired				81.00%
Perion Network Ltd [Member] | Perion Shareholders [Member]
Business Acquisition [Line Items]
Percent of equity acquired				19.00%
Grow Mobile [Member]
Business Acquisition [Line Items]
Percent of equity acquired						100.00%
Acquisition related costs incurred	940
Maximum milestones-based contingent consideration						25,000
Consideration paid with cash						6,892
Working capital adjustments which reduce cash payment						1,788
Amount to be paid to the employees under Merger Consideration Incentive Plan, which reduce cash payment						1,320
Amount of ordinary shares issued						5,545
Amount to be paid to the employees under Merger Consideration Incentive Plan which reduce share payment						1,100
Value of shares of common stock paid in acquisition						5,545
Expenses related to Merger Consideration Incentive Plan recorded as operating expenses	947
Payment obligation	474
Grow Mobile [Member] | Before Adjustment [Member]
Business Acquisition [Line Items]
Total consideration of in cash and in shares						17,000
Consideration paid with cash						10,000
Amount of ordinary shares issued						7,000
Grow Mobile [Member] | First Contingent Payment [Member]
Business Acquisition [Line Items]
Maximum milestones-based contingent consideration						7,000
Liability recorded for contingent consideration	2,968					2,740
Grow Mobile [Member] | Second Contingent Payment [Member]
Business Acquisition [Line Items]
Maximum milestones-based contingent consideration						18,000
Liability recorded for contingent consideration	5,058					4,670
SweetIM Ltd. [Member]
Business Acquisition [Line Items]
Percent of equity acquired							100.00%
Liability recorded for contingent consideration	5,000
Dividends paid	$ 1,534